Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	CARVANA CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38073
Entity Tax Identification Number	81-4549921
Entity Address, Address Line One	1930 W. Rio Salado Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(480)
Local Phone Number	719-8809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Entity Central Index Key	0001690820
Amendment Flag	false